Shareholder Report, Average Annual Return (Details) 74200010100_Franklin Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	10.69%	11.11%	13.30%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.69%	11.11%	13.30%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	25.53%	17.58%	18.83%